Distribution Date:	04/12/23	COMM 2016-CCRE28 Mortgage Trust
Determination Date:	04/06/23
Next Distribution Date:	05/12/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2016-CCRE28
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		CWCAMnoticesCOMM2016-CCRE28		CWCAMnoticesCOMM2016-CCRE28@cwcapital.com
Mortgage Loan Detail (Part 1)	14-15		7501 Wisconsin Avenue, Suite 500 West | Bethesda, MD 20814 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Controlling Class	Cannae Portfolio Advisors, LLC
Interest Shortfall Detail - Collateral Level	27	Representative
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593YBA0	1.770000%	21,720,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593YBB8	2.886000%	82,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593YBC6	3.525000%	47,975,000.00	26,026,171.59	731,052.50	76,451.88	0.00	0.00	807,504.38	25,295,119.09	34.37%	30.00%
A-3	12593YBD4	3.495000%	230,000,000.00	214,921,807.46	0.00	625,959.76	0.00	0.00	625,959.76	214,921,807.46	34.37%	30.00%
A-4	12593YBE2	3.762000%	281,279,000.00	281,279,000.00	0.00	881,809.67	0.00	0.00	881,809.67	281,279,000.00	34.37%	30.00%
A-HR	12593YBF9	3.651000%	55,000,000.00	48,924,345.49	88,671.78	148,852.32	0.00	0.00	237,524.10	48,835,673.71	34.37%	30.00%
A-M	12593YBK8	4.066000%	39,789,000.00	39,789,000.00	0.00	134,818.39	0.00	0.00	134,818.39	39,789,000.00	29.79%	26.13%
B	12593YBL6	4.758423%	73,160,000.00	73,160,000.00	0.00	290,105.20	0.00	0.00	290,105.20	73,160,000.00	21.37%	19.00%
C	12593YBM4	4.758423%	50,056,000.00	50,056,000.00	0.00	198,489.69	0.00	0.00	198,489.69	50,056,000.00	15.61%	14.13%
D	12593YBN2	4.008423%	33,371,000.00	33,371,000.00	0.00	111,470.91	0.00	0.00	111,470.91	33,371,000.00	11.77%	10.88%
E	12593YAL7	4.258423%	25,670,000.00	25,670,000.00	0.00	91,094.77	0.00	0.00	91,094.77	25,670,000.00	8.82%	8.38%
F	12593YAN3	3.250000%	26,954,000.00	26,954,000.00	0.00	73,000.42	0.00	0.00	73,000.42	26,954,000.00	5.71%	5.75%
G	12593YAQ6	3.250000%	11,551,000.00	11,551,000.00	0.00	31,283.96	0.00	0.00	31,283.96	11,551,000.00	4.39%	4.63%
H	12593YAS2	3.250000%	17,969,000.00	17,969,000.00	0.00	48,666.04	0.00	0.00	48,666.04	17,969,000.00	2.32%	2.88%
J*	12593YAU7	3.250000%	29,521,412.00	20,140,976.92	0.00	51,784.54	0.00	0.00	51,784.54	20,140,976.92	0.00%	0.00%
V	12593YAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593YAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,026,801,412.00	869,812,301.46	819,724.28	2,763,787.55	0.00	0.00	3,583,511.83	868,992,577.18

XP-A	12593YBG7	0.889214%	703,549,000.00	223,325,000.00	0.00	165,486.44	0.00	0.00	165,486.44	221,046,000.00
X-A	12593YBH5	0.734638%	703,549,000.00	562,015,979.05	0.00	344,065.39	0.00	0.00	344,065.39	561,284,926.55
X-HR	12593YBJ1	1.107423%	55,000,000.00	48,924,345.49	0.00	45,149.96	0.00	0.00	45,149.96	48,835,673.71
X-B	12593YAA1	0.000000%	123,216,000.00	123,216,000.00	0.00	0.00	0.00	0.00	0.00	123,216,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-C	12593YAC7	0.641304%	59,041,000.00	59,041,000.00	0.00	31,552.71	0.00	0.00	31,552.71	59,041,000.00
X-D	12593YAE3	1.508423%	26,954,000.00	26,954,000.00	0.00	33,881.70	0.00	0.00	33,881.70	26,954,000.00
X-E	12593YAG8	1.508423%	29,520,000.00	29,520,000.00	0.00	37,107.21	0.00	0.00	37,107.21	29,520,000.00
X-F	12593YAJ2	1.508423%	29,521,412.00	20,140,976.92	0.00	25,317.60	0.00	0.00	25,317.60	20,140,976.92
Notional SubTotal			1,730,350,412.00	1,093,137,301.46	0.00	682,561.01	0.00	0.00	682,561.01	1,090,038,577.18

Deal Distribution Total					819,724.28	3,446,348.56	0.00	0.00	4,266,072.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593YBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593YBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593YBC6	542.49445732	15.23819698	1.59357749	0.00000000	0.00000000	0.00000000	0.00000000	16.83177447	527.25626034
A-3	12593YBD4	934.44264113	0.00000000	2.72156417	0.00000000	0.00000000	0.00000000	0.00000000	2.72156417	934.44264113
A-4	12593YBE2	1,000.00000000	0.00000000	3.13500002	0.00000000	0.00000000	0.00000000	0.00000000	3.13500002	1,000.00000000
A-HR	12593YBF9	889.53355436	1.61221418	2.70640582	0.00000000	0.00000000	0.00000000	0.00000000	4.31862000	887.92134018
A-M	12593YBK8	1,000.00000000	0.00000000	3.38833321	0.00000000	0.00000000	0.00000000	0.00000000	3.38833321	1,000.00000000
B	12593YBL6	1,000.00000000	0.00000000	3.96535265	0.00000000	0.00000000	0.00000000	0.00000000	3.96535265	1,000.00000000
C	12593YBM4	1,000.00000000	0.00000000	3.96535261	0.00000000	0.00000000	0.00000000	0.00000000	3.96535261	1,000.00000000
D	12593YBN2	1,000.00000000	0.00000000	3.34035270	0.00000000	0.00000000	0.00000000	0.00000000	3.34035270	1,000.00000000
E	12593YAL7	1,000.00000000	0.00000000	3.54868601	0.00000000	0.00000000	0.00000000	0.00000000	3.54868601	1,000.00000000
F	12593YAN3	1,000.00000000	0.00000000	2.70833346	0.00000000	0.00000000	0.00000000	0.00000000	2.70833346	1,000.00000000
G	12593YAQ6	1,000.00000000	0.00000000	2.70833348	0.00000000	0.00000000	0.00000000	0.00000000	2.70833348	1,000.00000000
H	12593YAS2	1,000.00000000	0.00000000	2.70833324	0.00000000	0.00000000	0.00000000	0.00000000	2.70833324	1,000.00000000
J	12593YAU7	682.24978263	0.00000000	1.75413493	0.09362493	39.46766808	0.00000000	0.00000000	1.75413493	682.24978263
V	12593YAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593YAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
XP-A	12593YBG7	317.42636263	0.00000000	0.23521665	0.00000000	0.00000000	0.00000000	0.00000000	0.23521665	314.18707155
X-A	12593YBH5	798.82990247	0.00000000	0.48904254	0.00000000	0.00000000	0.00000000	0.00000000	0.48904254	797.79080995
X-HR	12593YBJ1	889.53355436	0.00000000	0.82090836	0.00000000	0.00000000	0.00000000	0.00000000	0.82090836	887.92134018
X-B	12593YAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593YAC7	1,000.00000000	0.00000000	0.53442032	0.00000000	0.00000000	0.00000000	0.00000000	0.53442032	1,000.00000000
X-D	12593YAE3	1,000.00000000	0.00000000	1.25701937	0.00000000	0.00000000	0.00000000	0.00000000	1.25701937	1,000.00000000
X-E	12593YAG8	1,000.00000000	0.00000000	1.25701931	0.00000000	0.00000000	0.00000000	0.00000000	1.25701931	1,000.00000000
X-F	12593YAJ2	682.24978263	0.00000000	0.85760126	0.00000000	0.00000000	0.00000000	0.00000000	0.85760126	682.24978263

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	76,451.88	0.00	76,451.88	0.00	0.00	0.00	76,451.88	0.00
A-3	03/01/23 - 03/30/23	30	0.00	625,959.76	0.00	625,959.76	0.00	0.00	0.00	625,959.76	0.00
A-4	03/01/23 - 03/30/23	30	0.00	881,809.67	0.00	881,809.67	0.00	0.00	0.00	881,809.67	0.00
A-HR	03/01/23 - 03/30/23	30	0.00	148,852.32	0.00	148,852.32	0.00	0.00	0.00	148,852.32	0.00
XP-A	03/01/23 - 03/30/23	30	0.00	165,486.44	0.00	165,486.44	0.00	0.00	0.00	165,486.44	0.00
X-A	03/01/23 - 03/30/23	30	0.00	344,065.39	0.00	344,065.39	0.00	0.00	0.00	344,065.39	0.00
X-HR	03/01/23 - 03/30/23	30	0.00	45,149.96	0.00	45,149.96	0.00	0.00	0.00	45,149.96	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	03/01/23 - 03/30/23	30	0.00	31,552.71	0.00	31,552.71	0.00	0.00	0.00	31,552.71	0.00
X-D	03/01/23 - 03/30/23	30	0.00	33,881.70	0.00	33,881.70	0.00	0.00	0.00	33,881.70	0.00
X-E	03/01/23 - 03/30/23	30	0.00	37,107.21	0.00	37,107.21	0.00	0.00	0.00	37,107.21	0.00
X-F	03/01/23 - 03/30/23	30	0.00	25,317.60	0.00	25,317.60	0.00	0.00	0.00	25,317.60	0.00
A-M	03/01/23 - 03/30/23	30	0.00	134,818.39	0.00	134,818.39	0.00	0.00	0.00	134,818.39	0.00
B	03/01/23 - 03/30/23	30	0.00	290,105.20	0.00	290,105.20	0.00	0.00	0.00	290,105.20	0.00
C	03/01/23 - 03/30/23	30	0.00	198,489.69	0.00	198,489.69	0.00	0.00	0.00	198,489.69	0.00
D	03/01/23 - 03/30/23	30	0.00	111,470.91	0.00	111,470.91	0.00	0.00	0.00	111,470.91	0.00
E	03/01/23 - 03/30/23	30	0.00	91,094.77	0.00	91,094.77	0.00	0.00	0.00	91,094.77	0.00
F	03/01/23 - 03/30/23	30	0.00	73,000.42	0.00	73,000.42	0.00	0.00	0.00	73,000.42	0.00
G	03/01/23 - 03/30/23	30	0.00	31,283.96	0.00	31,283.96	0.00	0.00	0.00	31,283.96	0.00
H	03/01/23 - 03/30/23	30	0.00	48,666.04	0.00	48,666.04	0.00	0.00	0.00	48,666.04	0.00
J	03/01/23 - 03/30/23	30	1,162,377.35	54,548.48	0.00	54,548.48	2,763.94	0.00	0.00	51,784.54	1,165,141.29
Totals			1,162,377.35	3,449,112.50	0.00	3,449,112.50	2,763.94	0.00	0.00	3,446,348.56	1,165,141.29

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,266,072.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,465,444.82	Master Servicing Fee	9,470.51
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,209.13
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	374.50
ARD Interest	0.00	Operating Advisor Fee	2,068.18
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,465,444.82	Total Fees	16,332.32

Principal		Expenses/Reimbursements
Scheduled Principal	819,724.28	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,763.94
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	819,724.28	Total Expenses/Reimbursements	2,763.94

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,446,348.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	819,724.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,266,072.84
Total Funds Collected	4,285,169.10	Total Funds Distributed	4,285,169.10

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	869,812,301.46	869,812,301.46	Beginning Certificate Balance	869,812,301.46
(-) Scheduled Principal Collections	819,724.28	819,724.28	(-) Principal Distributions	819,724.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	868,992,577.18	868,992,577.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	869,812,301.49	869,812,301.49	Ending Certificate Balance	868,992,577.18
Ending Actual Collateral Balance	868,992,577.21	868,992,577.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	157,238,327.39	18.09%	30	4.7676	NAP	Defeased	9	157,238,327.39	18.09%	30	4.7676	NAP
	7,499,999 or less	11	42,692,989.24	4.91%	30	4.6307	1.749373	1.39 or less	8	145,965,362.42	16.80%	32	4.5865	1.216583
7,500,000 to 14,999,999		8	84,757,704.59	9.75%	31	4.6992	2.284714	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		4	78,442,589.17	9.03%	32	4.5209	1.625123	1.45 to 1.54	4	60,779,083.22	6.99%	32	4.6824	1.511018
25,000,000 to 49,999,999		6	222,456,623.73	25.60%	29	4.5619	2.020785	1.55 to 1.99	12	274,786,975.39	31.62%	29	4.5030	1.800870
	50,000,000 or greater	5	283,404,343.06	32.61%	31	4.6066	1.887360	2.00 to 2.49	6	173,289,208.86	19.94%	32	4.7190	2.197755
	Totals	43	868,992,577.18	100.00%	31	4.6268	1.829988	2.50 or greater	4	56,933,619.90	6.55%	31	4.5983	4.129633
								Totals	43	868,992,577.18	100.00%	31	4.6268	1.829988
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	19	157,238,327.39	18.09%	30	4.7676	NAP
							Defeased	19	157,238,327.39	18.09%	30	4.7676	NAP
Alabama	2	15,205,825.65	1.75%	32	4.9610	2.375850
							Industrial	3	70,034,868.43	8.06%	31	4.3913	1.864808
Arizona	1	4,915,796.50	0.57%	29	4.6500	1.616600
							Lodging	4	84,572,495.45	9.73%	24	4.6974	2.014006
California	9	303,250,205.17	34.90%	32	4.4887	2.000526
							Mixed Use	1	60,000,000.00	6.90%	32	4.5320	2.055300
Colorado	1	2,767,403.63	0.32%	30	4.4500	1.340900
							Multi-Family	3	15,175,142.85	1.75%	30	4.6190	1.831230
Florida	4	22,961,988.39	2.64%	31	4.7735	1.723758
							Office	9	277,084,279.95	31.89%	31	4.5426	2.146356
Georgia	2	25,619,060.11	2.95%	31	4.5878	2.114029
							Retail	25	204,887,463.10	23.58%	32	4.7122	1.627602
Illinois	2	10,122,884.72	1.16%	32	4.7811	2.173423
							Totals	64	868,992,577.18	100.00%	31	4.6268	1.829988
Indiana	1	6,115,711.53	0.70%	30	4.5600	1.527100
Massachusetts	1	8,689,239.02	1.00%	32	4.9040	2.406400
Michigan	2	5,942,011.73	0.68%	32	4.5689	1.812443
Minnesota	2	6,640,281.93	0.76%	32	4.9324	2.356120
Missouri	4	92,366,068.57	10.63%	25	4.6010	1.865344
New Jersey	1	8,890,378.81	1.02%	32	4.9040	2.406400
New York	3	108,834,088.50	12.52%	31	4.5977	1.742516
Ohio	2	9,534,026.15	1.10%	32	4.9040	2.406400
Oklahoma	1	4,100,000.00	0.47%	31	4.7300	3.030000
Pennsylvania	1	3,922,317.34	0.45%	30	4.8200	1.527800
South Carolina	1	9,042,592.23	1.04%	29	4.8500	2.015300
Texas	3	44,840,089.49	5.16%	32	4.5918	1.429820
Virgin Islands	1	12,583,619.90	1.45%	32	5.0000	2.649200
Virginia	1	5,410,660.41	0.62%	32	4.9040	2.406400
Totals	64	868,992,577.18	100.00%	31	4.6268	1.829988

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	157,238,327.39	18.09%	30	4.7676	NAP	Defeased	9	157,238,327.39	18.09%	30	4.7676	NAP
	4.4999% or less	11	246,412,515.39	28.36%	31	4.3657	1.733251	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	12	245,823,538.30	28.29%	29	4.5894	2.171659	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	11	219,518,196.10	25.26%	32	4.8608	1.910071	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	868,992,577.18	100.00%	31	4.6268	1.829988	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	34	711,754,249.79	81.91%	31	4.5957	1.939202
								Totals	43	868,992,577.18	100.00%	31	4.6268	1.829988
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	157,238,327.39	18.09%	30	4.7676	NAP	Defeased	9	157,238,327.39	18.09%	30	4.7676	NAP
	56 months or less	34	711,754,249.79	81.91%	31	4.5957	1.939202	Interest Only	9	313,617,000.00	36.09%	32	4.6441	2.301462
57 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	25	398,137,249.79	45.82%	30	4.5575	1.653845
	118 months or more	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	868,992,577.18	100.00%	31	4.6268	1.829988	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	868,992,577.18	100.00%	31	4.6268	1.829988
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	157,238,327.39	18.09%	30	4.7676	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	33	651,754,249.79	75.00%	30	4.5673	1.896192
	13 months to 24 months	1	60,000,000.00	6.90%	32	4.9040	2.406400
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	868,992,577.18	100.00%	31	4.6268	1.829988
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100502	MF	Santa Monica	CA	Actual/360	4.897%	263,342.98	0.00	0.00	N/A	12/06/25	09/06/25	62,450,000.00	62,450,000.00	04/06/23
2	407000588	RT	Various	Various	Actual/360	4.904%	253,373.33	0.00	0.00	N/A	12/06/25	--	60,000,000.00	60,000,000.00	04/06/23
3	406100347	MU	Santa Monica	CA	Actual/360	4.532%	234,153.33	0.00	0.00	N/A	12/06/25	--	60,000,000.00	60,000,000.00	04/06/23
4	304961112	OF	New York	NY	Actual/360	4.832%	239,251.11	0.00	0.00	N/A	11/01/25	--	57,500,000.00	57,500,000.00	04/01/23
5	407000343	LO	St. Louis	MO	Actual/360	4.545%	191,477.66	88,671.78	0.00	N/A	11/06/24	--	48,924,345.49	48,835,673.71	04/06/23
6	656100490	RT	Los Angeles	CA	Actual/360	4.430%	203,925.11	72,468.91	0.00	N/A	12/06/25	--	53,457,393.75	53,384,924.84	04/06/23
7	305371007	OF	Los Gatos	CA	Actual/360	4.285%	194,072.31	76,684.19	0.00	N/A	10/06/25	--	52,596,102.41	52,519,418.22	04/06/23
8	656100501	OF	San Francisco	CA	Actual/360	4.700%	194,266.67	0.00	0.00	N/A	01/06/26	--	48,000,000.00	48,000,000.00	04/06/23
9	406110339	IN	Brooklyn	NY	Actual/360	4.280%	158,478.89	0.00	0.00	11/06/25	05/06/30	--	43,000,000.00	43,000,000.00	04/06/23
12	305371012	RT	Washington	MO	Actual/360	4.852%	113,886.08	43,270.26	0.00	N/A	12/06/25	--	27,257,791.84	27,214,521.58	04/06/23
13	305310001	OF	Los Angeles	CA	Actual/360	4.593%	112,719.88	0.00	0.00	N/A	11/06/25	--	28,500,000.00	28,500,000.00	04/06/23
14	305371014	OF	Cupertino	CA	Actual/360	4.470%	103,712.29	37,660.92	0.00	N/A	11/06/25	--	26,944,089.36	26,906,428.44	04/06/23
15	656100486	OF	Frisco	TX	Actual/360	4.450%	89,999.66	37,441.19	0.00	N/A	12/01/25	--	23,486,681.33	23,449,240.14	04/01/23
16	305371016	MF	Mesquite	TX	Actual/360	4.710%	91,811.38	34,363.71	0.00	N/A	09/06/25	--	22,636,871.25	22,602,507.54	04/06/23
17	406100332	IN	Van Nuys	CA	Actual/360	4.477%	85,641.42	35,635.29	0.00	N/A	10/06/25	--	22,214,552.05	22,178,916.76	04/06/23
18	305371018	IN	Duluth	GA	Actual/360	4.520%	82,239.76	35,841.03	0.00	N/A	11/06/25	--	21,129,255.82	21,093,414.79	04/06/23
19	305371019	OF	La Jolla	CA	Actual/360	4.420%	70,338.22	29,799.41	0.00	N/A	11/06/25	--	18,480,337.94	18,450,538.53	04/06/23
20	656100505	RT	Lubbock	TX	Actual/360	4.750%	63,274.90	20,188.67	0.00	N/A	01/06/26	--	15,469,584.38	15,449,395.71	04/06/23
21	305371021	LO	Charlotte Amalie	VI	Actual/360	5.000%	54,328.14	34,529.55	0.00	N/A	12/06/25	--	12,618,149.45	12,583,619.90	04/06/23
22	305371022	LO	Lake City	FL	Actual/360	4.750%	53,587.14	24,659.96	0.00	N/A	11/06/25	--	13,101,100.85	13,076,440.89	04/06/23
23	406100343	RT	Colonial Heights	VA	Actual/360	4.893%	53,461.32	20,117.99	0.00	N/A	11/06/25	--	12,688,354.14	12,668,236.15	04/06/23
25	305371025	MF	San Antonio	TX	Actual/360	4.420%	42,044.27	17,812.43	0.00	N/A	07/06/25	--	11,046,517.99	11,028,705.56	04/06/23
26	407000552	OF	Kansas City	MO	Actual/360	4.135%	41,838.16	0.00	0.00	N/A	10/06/25	--	11,750,000.00	11,750,000.00	04/06/23
27	305371027	OF	Riverside	CA	Actual/360	4.450%	38,428.58	19,826.49	0.00	N/A	11/06/25	--	10,028,481.11	10,008,654.62	04/06/23
29	407000573	RT	Various	FL	Actual/360	4.805%	40,975.00	18,474.16	0.00	N/A	11/06/25	--	9,904,021.66	9,885,547.50	04/06/23
30	656100487	LO	Huntsville	AL	Actual/360	4.990%	43,366.39	15,616.78	0.00	N/A	12/06/25	--	10,092,377.73	10,076,760.95	04/06/23
31	406100345	MH	Mishawaka	IN	Actual/360	5.150%	41,126.28	16,206.47	0.00	N/A	12/06/25	--	9,273,699.83	9,257,493.36	04/06/23
33	305371033	RT	Rock Hill	SC	Actual/360	4.850%	37,822.30	13,627.65	0.00	N/A	09/06/25	--	9,056,219.88	9,042,592.23	04/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	656100477	MF	Syracuse	NY	Actual/360	4.620%	33,207.65	13,037.98	0.00	N/A	10/06/25	--	8,347,126.48	8,334,088.50	04/06/23
35	28000756	IN	Odessa	TX	Actual/360	4.740%	24,321.23	17,198.41	0.00	N/A	09/06/25	--	5,958,652.05	5,941,453.64	04/06/23
36	305371036	IN	Billerica	MA	Actual/360	4.903%	27,996.78	12,529.90	0.00	N/A	05/06/25	--	6,631,121.02	6,618,591.12	04/06/23
37	305371037	RT	Carmel	IN	Actual/360	4.560%	24,052.35	9,675.61	0.00	N/A	10/06/25	--	6,125,387.14	6,115,711.53	04/06/23
38	305371038	RT	Marietta	GA	Actual/360	4.500%	20,185.57	10,215.55	0.00	N/A	11/06/25	--	5,209,178.45	5,198,962.90	04/06/23
40	656100485	RT	Selma	CA	Actual/360	4.540%	21,454.26	7,562.43	0.00	N/A	11/06/25	--	5,487,802.95	5,480,240.52	04/06/23
41	305371041	MH	Manassas	VA	Actual/360	4.550%	20,543.02	8,252.80	0.00	N/A	11/06/25	08/06/25	5,243,166.80	5,234,914.00	04/06/23
42	305371042	RT	Washington	MI	Actual/360	4.610%	17,943.66	12,971.54	0.00	N/A	12/06/25	--	4,520,130.65	4,507,159.11	04/06/23
43	656100473	RT	Phoenix	AZ	Actual/360	4.650%	19,716.73	8,256.57	0.00	N/A	09/06/25	--	4,924,053.07	4,915,796.50	04/06/23
44	305371044	RT	Philadelphia	PA	Actual/360	4.820%	16,310.32	7,354.05	0.00	N/A	10/06/25	--	3,929,671.39	3,922,317.34	04/06/23
45	305371045	MF	Midwest City	OK	Actual/360	4.730%	16,699.53	0.00	0.00	N/A	11/06/25	--	4,100,000.00	4,100,000.00	04/06/23
46	656100481	RT	Colorado Springs	CO	Actual/360	4.450%	10,636.08	8,232.22	0.00	N/A	10/06/25	--	2,775,635.85	2,767,403.63	04/06/23
47	305371047	MF	Wood Dale	IL	Actual/360	4.450%	10,521.64	4,715.85	0.00	N/A	11/06/25	--	2,745,770.20	2,741,054.35	04/06/23
48	305371048	RT	Grand Blanc	MI	Actual/360	4.440%	5,512.01	6,824.53	0.00	N/A	11/06/25	--	1,441,677.15	1,434,852.62	04/06/23
49	28000795	RT	Montrose	MN	Actual/360	5.150%	3,401.43	0.00	0.00	11/06/25	11/06/30	--	767,000.00	767,000.00	04/06/23
Totals							3,465,444.82	819,724.28	0.00				869,812,301.46	868,992,577.18
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	22,297,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,596,248.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	39,656,772.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,394,737.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,173,152.96	0.00	--	--	--	0.00	0.00	132,695.27	132,695.27	0.00	0.00
7	6,796,345.24	4,973,629.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,508,347.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,003,140.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,254,465.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	16,550,216.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,004,089.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,207,055.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	3,218,189.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,138,212.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,434,311.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,293,290.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,046,970.64	2,214,330.43	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	2,105,846.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,536,025.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	945,678.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,865,308.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,332,329.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	878,766.81	607,749.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	971,758.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	635,456.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	590,600.38	388,082.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	743,590.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	606,864.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	432,891.00	326,991.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	634,170.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	303,610.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	297,691.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	269,487.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	80,378.08	60,283.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	158,803,921.26	8,571,067.28				0.00	0.00	132,695.27	132,695.27	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626761%	4.604958%	31
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626731%	4.604926%	32
02/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626694%	4.604885%	33
01/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626664%	4.604853%	34
12/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626635%	4.604821%	35
11/14/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626603%	4.604787%	36
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626574%	4.604756%	37
09/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626542%	4.604721%	38
08/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626513%	4.604690%	39
07/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	39,568,965.50	4.626484%	4.604659%	40
06/10/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640861%	4.619484%	39
05/12/22	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	3,807,617.42	4.640837%	4.619457%	40
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		48,835,674	48,835,674		0	0
25 - 36 Months		776,389,903	776,389,903		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		43,767,000	43,767,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	868,992,577	868,992,577	0	0	0	0
Mar-23	869,812,301	869,812,301	0	0	0	0
Feb-23	870,816,944	870,816,944	0	0	0	0
Jan-23	871,629,479	871,629,479	0	0	0	0
Dec-22	872,438,811	872,438,811	0	0	0	0
Nov-22	873,307,987	873,307,987	0	0	0	0
Oct-22	874,110,704	874,110,704	0	0	0	0
Sep-22	874,973,503	874,973,503	0	0	0	0
Aug-22	875,769,656	875,769,656	0	0	0	0
Jul-22	876,562,672	876,562,672	0	0	0	0
Jun-22	917,028,187	917,028,187	0	0	0	0
May-22	917,857,818	917,857,818	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	407000343	51,782,941.10	4.54500%	51,782,941.10	4.54500%	10	04/22/20	04/06/20	07/06/20
6	656100490	55,000,000.00	4.43000%	55,000,000.00	4.43000%	9	02/12/21	01/03/21	--
10	28200779	24,000,000.00	4.96000%	24,000,000.00	4.96000%	9	08/03/20	05/06/20	10/07/20
10A	656100483	16,000,000.00	4.96000%	16,000,000.00	4.96000%	9	08/03/20	05/06/20	10/07/20
30	656100487	10,611,846.33	4.99000%	10,611,846.33	4.99000%	10	04/20/20	05/06/20	06/08/20
Totals		157,394,787.43		157,394,787.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
24	407000587 03/11/22	11,437,721.32	7,200,000.00	8,205,893.29	2,673,764.77	7,985,038.45	5,311,273.68	6,126,447.64	0.00	195,934.19	5,930,513.45	47.44%
28	656100479 04/12/21	10,487,310.20	16,200,000.00	11,656,819.64	1,182,974.84	11,656,819.64	10,473,844.80	13,465.40	0.00	413.74	13,051.66	0.11%
32	28000773 02/11/22	8,586,127.25	8,800,000.00	8,846,181.18	1,814,115.02	8,487,114.17	6,672,999.15	1,913,128.10	0.00	(12,743.85)	1,925,871.95	19.25%
39	407000562 05/12/22	5,327,791.28	4,400,000.00	4,632,868.37	816,075.61	4,632,868.37	3,816,792.76	1,510,998.52	0.00	0.00	1,510,998.52	26.05%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		35,838,950.05	36,600,000.00	33,341,762.48	6,486,930.24	32,761,840.63	26,274,910.39	9,564,039.66	0.00	183,604.08	9,380,435.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
24	407000587	03/10/23	0.00	0.00	5,930,513.45	0.00	0.00	(195,934.19)	0.00	0.00	5,930,513.45
		03/11/22	0.00	0.00	6,126,447.64	0.00	0.00	6,126,447.64	0.00	0.00
28	656100479	05/12/22	0.00	0.00	13,051.66	0.00	0.00	(413.74)	0.00	0.00	13,051.66
		04/12/21	0.00	0.00	13,465.40	0.00	0.00	13,465.40	0.00	0.00
32	28000773	09/12/22	0.00	0.00	1,925,871.95	0.00	0.00	6,242.34	0.00	0.00	1,925,871.95
		08/12/22	0.00	0.00	1,919,629.61	0.00	0.00	2,545.00	0.00	0.00
		07/12/22	0.00	0.00	1,917,084.61	0.00	0.00	3,956.51	0.00	0.00
		02/11/22	0.00	0.00	1,913,128.10	0.00	0.00	1,913,128.10	0.00	0.00
39	407000562	05/12/22	0.00	0.00	1,510,998.52	0.00	0.00	1,510,998.52	0.00	0.00	1,510,998.52
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,380,435.58	0.00	0.00	9,380,435.58	0.00	0.00	9,380,435.58

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	2,763.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	2,763.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,763.94

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28